Employee Defined-Contribution Plans (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Percentage of contributions that fully vest	100.00%		100.00%
Employer contribution, percentage of employee's eligible compensation	3.00%		3.00%
Contributions	$ 0.2	$ 0.2	$ 0.4	$ 0.4